4. Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
	June 30, 2012	December 31, 2011
Course curricula	$2,092,638	$2,072,238
Call center	1,214,044	927,455
	3,306,682	2,999,693
Accumulated amortization	(1,934,158)	(1,762,697)
Intangible assets, net	$1,372,524	$1,236,996

The following is a schedule of estimated future amortization expense of intangible assets as of June 30, 2012:

Year Ending December 31,
2012	$378,257
2013	339,902
2014	300,484
2015	262,242
2016	91,639
Total	$1,372,524